Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Components of interest-bearing deposits
Components of interest-bearing deposits as of December 31 are as follows:

	2013	2012

Interest-Bearing Demand	$357,290,975	$314,030,843
Savings	54,094,617	48,777,743
Time, $100,000 and Over	220,672,794	211,244,750
Other Time	240,210,393	281,665,013

	$872,268,779	$855,718,349

Scheduled maturities of certificates of deposits
As of December 31, 2013, the scheduled maturities of certificates of deposit are as follows:

Year	Amount

2014	$322,971,106
2015	69,000,752
2016	37,944,799
2017	12,974,997
2018 and Thereafter	17,991,533

$460,883,187